Financial instruments (Tables)	12 Months Ended
Dec. 31, 2019
Financial instruments:
Schedule of indication of the Company's significant foreign currency exposures

December 31,
(in CDN dollars)	2019

Net assets denominated in US dollars:
Cash and cash equivalents	$16,317
Short-term investments	77,053
Other assets	45
Trade and other payables	(5,670)
$87,745